SPROTT LOAN (Narrative) (Details) - USD ($) $ in Thousands		9 Months Ended
	Aug. 15, 2019	May 31, 2022	May 31, 2021	Aug. 31, 2021
Sprott Loans [Line Items]
Sprott Facility principal repayments		$ 9,400	$ 8,670
Loan payable		0		$ 9,088
Sprott Facility [Member]
Sprott Loans [Line Items]
Advanced amount of principal senior secured credit facility	$ 20,000
Loan facility interest rate	11% per annum, compounded monthly
Borrowings, extended amount				10,000
Principal amount outstanding		0		$ 9,400
Payment for monthly interest charge		293	1,282
Interest expense on borrowings		378	1,454
Loss on settlement of debt		$ 279	$ 300